UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5445

Name of Registrant: Vanguard Fenway Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)[1]
Consumer Discretionary (8.5%)
McDonald's Corp.	1,238,705	81,593
Home Depot Inc.	2,581,600	72,466
Genuine Parts Co.	1,120,600	44,208
Stanley Black & Decker Inc.	787,200	39,769
Mattel Inc.	734,900	15,550
Ltd Brands Inc.	412,900	9,113
McGraw-Hill Cos. Inc.	318,600	8,965
Time Warner Inc.	302,100	8,734
Comcast Corp.	472,200	7,758
Gannett Co. Inc.	565,728	7,615
Williams-Sonoma Inc.	293,200	7,277
DR Horton Inc.	698,700	6,868
Cooper Tire & Rubber Co.	253,074	4,935
H&R Block Inc.	302,200	4,742
Whirlpool Corp.	39,700	3,486
Cracker Barrel Old Country Store Inc.	54,700	2,547
Comcast Corp. Class A	58,300	1,013
Lowe's Cos. Inc.	40,700	831
		327,470
Consumer Staples (14.8%)
PepsiCo Inc.	1,196,700	72,939
Philip Morris International Inc.	1,454,355	66,667
Kraft Foods Inc.	1,902,989	53,284
Procter & Gamble Co.	861,800	51,691
General Mills Inc.	1,341,000	47,632
Altria Group Inc.	2,293,455	45,961
Kimberly-Clark Corp.	704,388	42,707
Wal-Mart Stores Inc.	868,400	41,744
Sysco Corp.	1,179,100	33,687
Coca-Cola Co.	443,082	22,207
Lorillard Inc.	303,900	21,875
Colgate-Palmolive Co.	153,100	12,058
Sara Lee Corp.	717,200	10,112
ConAgra Foods Inc.	423,700	9,881
Hershey Co.	202,900	9,725
HJ Heinz Co.	169,800	7,339
Del Monte Foods Co.	366,700	5,277
Herbalife Ltd.	101,100	4,655
Hormel Foods Corp.	87,000	3,522
Nu Skin Enterprises Inc. Class A	132,000	3,291
Reynolds American Inc.	47,700	2,486
		568,740
Energy (10.8%)
Chevron Corp.	1,999,300	135,672
Exxon Mobil Corp.	1,592,800	90,901
ConocoPhillips	1,459,800	71,662
Occidental Petroleum Corp.	611,400	47,170
Total SA ADR	586,700	26,190

Marathon Oil Corp.	826,100	25,683
Williams Cos. Inc.	470,000	8,592
Spectra Energy Corp.	243,300	4,883
Southern Union Co.	96,100	2,101
		412,854
Exchange-Traded Fund (1.1%)
2 Vanguard Value ETF	963,400	43,006

Financials (13.4%)
JPMorgan Chase & Co.	2,987,000	109,354
PNC Financial Services Group Inc.	893,382	50,476
Marsh & McLennan Cos. Inc.	2,174,000	49,024
Chubb Corp.	889,462	44,482
Wells Fargo & Co.	1,521,200	38,943
ACE Ltd.	737,500	37,967
Toronto-Dominion Bank	384,800	24,977
Allstate Corp.	719,500	20,671
American Express Co.	480,700	19,084
Credit Suisse Group AG ADR	412,900	15,455
Bank of New York Mellon Corp.	605,961	14,961
Travelers Cos. Inc.	291,300	14,347
M&T Bank Corp.	121,900	10,355
New York Community Bancorp Inc.	585,600	8,942
Hudson City Bancorp Inc.	729,800	8,933
Endurance Specialty Holdings Ltd.	223,700	8,395
Assurant Inc.	232,100	8,054
RenaissanceRe Holdings Ltd.	142,800	8,035
Bank of Hawaii Corp.	127,700	6,174
American Financial Group Inc.	198,600	5,426
MetLife Inc.	110,300	4,165
Protective Life Corp.	181,700	3,887
Waddell & Reed Financial Inc.	98,100	2,146
		514,253
Health Care (11.6%)
Johnson & Johnson	2,331,305	137,687
Merck & Co. Inc.	3,195,614	111,751
Pfizer Inc.	6,934,967	98,893
^ AstraZeneca PLC ADR	664,600	31,322
Bristol-Myers Squibb Co.	724,232	18,062
Eli Lilly & Co.	402,249	13,475
Medtronic Inc.	357,400	12,963
Abbott Laboratories	233,500	10,923
Hill-Rom Holdings Inc.	200,501	6,101
Cardinal Health Inc.	131,500	4,420
		445,597
Industrials (14.2%)
3M Co.	1,251,400	98,848
General Electric Co.	6,541,672	94,331
Tyco International Ltd.	1,359,200	47,885
Waste Management Inc.	1,501,000	46,966
Republic Services Inc. Class A	1,109,400	32,983
Eaton Corp.	487,000	31,869
Illinois Tool Works Inc.	742,200	30,638
PACCAR Inc.	605,100	24,125
United Technologies Corp.	231,500	15,027
United Parcel Service Inc. Class B	219,500	12,487
Northrop Grumman Corp.	210,613	11,466

Raytheon Co.	234,200	11,333
Lockheed Martin Corp.	148,100	11,033
Schneider Electric SA	106,234	10,730
Boeing Co.	168,700	10,586
Honeywell International Inc.	234,262	9,143
Rockwell Automation Inc.	168,000	8,247
Pitney Bowes Inc.	370,500	8,136
RR Donnelley & Sons Co.	402,310	6,586
Briggs & Stratton Corp.	383,000	6,519
Caterpillar Inc.	87,800	5,274
Deere & Co.	73,200	4,076
Emerson Electric Co.	70,500	3,080
CSX Corp.	54,900	2,725
Deluxe Corp.	56,500	1,059
Parker Hannifin Corp.	7,700	427
		545,579
Information Technology (8.1%)
Microsoft Corp.	4,836,200	111,281
Intel Corp.	4,086,600	79,484
Analog Devices Inc.	1,062,900	29,612
Texas Instruments Inc.	1,250,800	29,119
Maxim Integrated Products Inc.	1,467,606	24,553
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,592,300	15,541
Tyco Electronics Ltd.	231,500	5,875
Jabil Circuit Inc.	363,500	4,835
Xilinx Inc.	149,000	3,764
Molex Inc.	183,600	3,349
Earthlink Inc.	297,400	2,367
		309,780
Materials (4.3%)
Sherwin-Williams Co.	659,100	45,603
EI du Pont de Nemours & Co.	1,097,027	37,946
Packaging Corp. of America	1,269,700	27,959
PPG Industries Inc.	375,700	22,696
Lubrizol Corp.	113,000	9,075
Eastman Chemical Co.	144,000	7,684
Sonoco Products Co.	168,800	5,145
International Paper Co.	168,800	3,820
Southern Copper Corp.	65,500	1,738
Stepan Co.	17,700	1,211
Dow Chemical Co.	13,100	311
		163,188
Telecommunication Services (3.3%)
AT&T Inc.	3,922,205	94,878
Verizon Communications Inc.	1,034,228	28,979
Qwest Communications International Inc.	435,724	2,288
Consolidated Communications Holdings Inc.	80,000	1,361
		127,506
Utilities (7.2%)
Xcel Energy Inc.	1,439,500	29,668
Entergy Corp.	354,700	25,404
PG&E Corp.	602,800	24,775
Dominion Resources Inc.	590,170	22,863
NextEra Energy Inc.	460,966	22,477
American Electric Power Co. Inc.	663,500	21,431
Northeast Utilities	817,900	20,840

UGI Corp.			662,400	16,851
Exelon Corp.			347,500	13,195
Public Service Enterprise Group Inc.			381,620	11,956
DTE Energy Co.			221,000	10,080
Constellation Energy Group Inc.			282,000	9,095
NiSource Inc.			618,600	8,970
Oneok Inc.			196,971	8,519
Pinnacle West Capital Corp.			232,400	8,450
National Fuel Gas Co.			124,000	5,689
Edison International			150,600	4,777
AGL Resources Inc.			125,400	4,492
Atmos Energy Corp.			142,510	3,853
Alliant Energy Corp.			79,800	2,533
CenterPoint Energy Inc.			44,700	588
PNM Resources Inc.			32,200	360
				276,866
Total Common Stocks (Cost $3,727,586)				3,734,839
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.9%)[1]
Money Market Fund (1.9%)
[3,4] Vanguard Market Liquidity Fund	0.286%		73,334,030	73,334

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.8%)
Goldman, Sachs & Co.
(Dated 6/30/10, Repurchase Value
$31,400,000, collateralized by Government
National Mortgage Assn.
4.500%-5.000%,
7/15/39-7/15/40)	0.030%	7/1/10	31,400	31,400

U.S. Government and Agency Obligations (0.2%)
[5,6] Fannie Mae Discount Notes	0.300%	9/15/10	500	500
[5,6] Fannie Mae Discount Notes	0.300%	11/3/10	500	499
[5,6] Freddie Mac Discount Notes	0.320%	9/7/10	7,110	7,108
[5,6] Freddie Mac Discount Notes	0.320%	10/25/10	120	120
				8,227
Total Temporary Cash Investments (Cost $112,959)				112,961
Total Investments (100.2%) (Cost $3,840,545)				3,847,800
Other Assets and Liabilities-Net (-0.2%)				(8,936)
Net Assets (100%)				3,838,864

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,838,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 1.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,950,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $8,227,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

Equity Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or

Equity Income Fund

sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	September 2010	237	60,826	(1,678)
E-mini S&P 500 Index	September 2010	288	14,783	(874)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interes rates, prepayment speeds, credit risk, etc.).

Equity Income Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,724,109	10,730	—
Temporary Cash Investments	73,334	39,627	—
Futures Contracts—Liabilities[1]	(638)	—	—
Total	3,796,805	50,357	—
1 Represents variation margin on the last day of the reporting period.

E. At June 30, 2010, the cost of investment securities for tax purposes was $3,840,545,000. Net unrealized appreciation of investment securities for tax purposes was $7,255,000, consisting of unrealized gains of $338,361,000 on securities that had risen in value since their purchase and $331,106,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Equity Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.1%)[1]
Consumer Discretionary (14.1%)
Walt Disney Co.	434,598	13,690
Home Depot Inc.	325,330	9,132
* Amazon.com Inc.	82,068	8,967
Starbucks Corp.	278,892	6,777
Omnicom Group Inc.	193,840	6,649
NIKE Inc. Class B	90,833	6,136
* O'Reilly Automotive Inc.	127,000	6,040
* Bed Bath & Beyond Inc.	141,280	5,238
Coach Inc.	137,014	5,008
* CarMax Inc.	227,190	4,521
Target Corp.	82,569	4,060
* Dollar General Corp.	117,122	3,226
		79,444
Consumer Staples (6.4%)
PepsiCo Inc.	149,720	9,125
Brown-Forman Corp. Class B	115,680	6,620
Walgreen Co.	239,180	6,386
Alberto-Culver Co. Class B	150,642	4,081
Wal-Mart Stores Inc.	79,610	3,827
Mead Johnson Nutrition Co.	60,218	3,018
* Whole Foods Market Inc.	76,221	2,746
		35,803
Energy (7.0%)
Schlumberger Ltd.	273,784	15,151
Apache Corp.	101,420	8,539
EOG Resources Inc.	66,400	6,532
Occidental Petroleum Corp.	84,440	6,514
* Southwestern Energy Co.	77,152	2,981
		39,717
Financials (7.7%)
Progressive Corp.	711,080	13,311
* Berkshire Hathaway Inc. Class B	136,756	10,898
M&T Bank Corp.	67,680	5,749
Morgan Stanley	171,199	3,974
JPMorgan Chase & Co.	107,315	3,929
* Markel Corp.	8,190	2,785
Goldman Sachs Group Inc.	19,223	2,523
		43,169
Health Care (16.1%)
Bristol-Myers Squibb Co.	423,820	10,570
Johnson & Johnson	155,180	9,165
* Edwards Lifesciences Corp.	146,980	8,234
* Medco Health Solutions Inc.	148,000	8,152
Teva Pharmaceutical Industries Ltd. ADR	151,432	7,873
Abbott Laboratories	118,851	5,560
* Mylan Inc.	321,356	5,476
Stryker Corp.	94,740	4,743

Alcon Inc.	31,665	4,692
Shire PLC ADR	75,642	4,643
* Gilead Sciences Inc.	128,052	4,390
* Express Scripts Inc.	89,400	4,203
Merck & Co. Inc.	103,830	3,631
* Illumina Inc.	80,617	3,509
* Vertex Pharmaceuticals Inc.	92,328	3,038
Techne Corp.	44,270	2,543
		90,422
Industrials (11.1%)
United Technologies Corp.	138,111	8,965
United Parcel Service Inc. Class B	151,880	8,640
Rockwell Automation Inc.	149,590	7,343
* Stericycle Inc.	94,670	6,209
Deere & Co.	111,040	6,183
Danaher Corp.	163,320	6,062
Boeing Co.	95,258	5,977
Precision Castparts Corp.	49,432	5,088
* Koninklijke Philips Electronics NV	138,982	4,147
* Quanta Services Inc.	105,986	2,189
^ Ritchie Bros Auctioneers Inc.	86,710	1,580
		62,383
Information Technology (31.6%)
* Apple Inc.	129,079	32,467
* Cisco Systems Inc.	914,852	19,496
Microsoft Corp.	707,320	16,275
Oracle Corp.	521,550	11,193
* F5 Networks Inc.	147,580	10,120
Linear Technology Corp.	326,180	9,071
* VMware Inc. Class A	127,757	7,996
Hewlett-Packard Co.	181,840	7,870
* Google Inc. Class A	17,273	7,686
Visa Inc. Class A	103,129	7,296
* NetApp Inc.	185,598	6,925
Mastercard Inc. Class A	32,285	6,442
Intel Corp.	314,103	6,109
* Adobe Systems Inc.	196,781	5,201
* Agilent Technologies Inc.	176,250	5,011
* Juniper Networks Inc.	216,449	4,939
* Baidu Inc. ADR	72,024	4,903
International Business Machines Corp.	25,165	3,107
* eBay Inc.	151,650	2,974
Tencent Holdings Ltd. ADR	143,919	2,383
		177,464
Materials (1.1%)
Praxair Inc.	53,910	4,097
Monsanto Co.	41,850	1,934
		6,031
Telecommunication Services (1.0%)
* American Tower Corp. Class A	123,658	5,503

Total Common Stocks (Cost $532,039)		539,936

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.4%)[1]
Money Market Fund (4.0%)
[2,3] Vanguard Market Liquidity Fund	0.286%		22,468,083	22,468

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.4%)
[4,5] Freddie Mac Discount Notes	0.320%	9/7/10	2,200	2,200
Total Temporary Cash Investments (Cost $24,667)				24,668
Total Investments (100.5%) (Cost $556,706)				564,604
Other Assets and Liabilities-Net (-0.5%)[3]				(2,716)
Net Assets (100%)				561,888
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $700,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 2.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $730,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Growth Equity Fund

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	September 2010	39	10,010	(276)
E-mini S&P 500 Index	September 2010	55	2,823	(164)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	539,936	-	-
Temporary Cash Investments	22,468	2,200	-
Futures Contracts—Liabilities[1]	(109)	-	-
Total	562,295	2,200	-
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2010, the cost of investment securities for tax purposes was $556,706,000. Net unrealized appreciation of investment securities for tax purposes was $7,898,000, consisting of unrealized gains of $57,215,000 on securities that had risen in value since their purchase and $49,317,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (97.0%)
Consumer Discretionary (13.3%)
Whirlpool Corp.	891,800	78,318
* Bed Bath & Beyond Inc.	2,051,991	76,088
* Amazon.com Inc.	502,800	54,936
* DIRECTV Class A	1,343,525	45,572
TJX Cos. Inc.	1,005,100	42,164
* Kohl's Corp.	855,900	40,655
* CarMax Inc.	2,003,700	39,874
Walt Disney Co.	1,236,100	38,937
Sony Corp. ADR	1,355,600	36,167
Mattel Inc.	994,600	21,046
Target Corp.	396,250	19,484
Best Buy Co. Inc.	442,600	14,986
Lowe's Cos. Inc.	725,900	14,823
Nordstrom Inc.	440,400	14,176
Carnival Corp.	370,000	11,189
Chico's FAS Inc.	850,000	8,398
Expedia Inc.	108,250	2,033
* Eastman Kodak Co.	296,600	1,287
		560,133
Consumer Staples (2.2%)
Kellogg Co.	765,500	38,504
Procter & Gamble Co.	298,000	17,874
PepsiCo Inc.	234,400	14,287
Avon Products Inc.	424,600	11,252
Sysco Corp.	197,700	5,648
Costco Wholesale Corp.	100,000	5,483
		93,048
Energy (6.4%)
Schlumberger Ltd.	1,037,200	57,399
EOG Resources Inc.	502,000	49,382
National Oilwell Varco Inc.	883,000	29,201
EnCana Corp.	696,000	21,117
Cabot Oil & Gas Corp.	623,200	19,519
Cenovus Energy Inc.	705,000	18,182
^ Cameco Corp.	780,000	16,598
Noble Energy Inc.	200,000	12,066
Peabody Energy Corp.	240,000	9,391
Hess Corp.	150,000	7,551
Murphy Oil Corp.	145,400	7,204
* Exterran Holdings Inc.	250,000	6,452
* Transocean Ltd.	66,000	3,058
* Pride International Inc.	120,000	2,681
Petroleo Brasileiro SA ADR Type A	80,000	2,384
* Southwestern Energy Co.	50,000	1,932
Petroleo Brasileiro SA ADR	39,600	1,359
Noble Corp.	20,000	618
* Cameron International Corp.	16,000	520

* Seahawk Drilling Inc.	2,666	26
		266,640
Financials (5.6%)
Marsh & McLennan Cos. Inc.	4,640,000	104,632
* Berkshire Hathaway Inc. Class B	630,000	50,205
Chubb Corp.	600,000	30,006
Discover Financial Services	1,295,400	18,110
Wells Fargo & Co.	550,000	14,080
Progressive Corp.	600,000	11,232
Bank of New York Mellon Corp.	216,982	5,357
		233,622
Health Care (21.8%)
* Amgen Inc.	3,291,800	173,149
Eli Lilly & Co.	4,199,200	140,673
Roche Holding AG	878,600	120,932
Novartis AG ADR	2,356,000	113,842
Medtronic Inc.	2,754,500	99,906
* Waters Corp.	950,294	61,484
* Biogen Idec Inc.	1,042,500	49,467
* Boston Scientific Corp.	7,178,500	41,635
GlaxoSmithKline PLC ADR	1,164,400	39,601
Johnson & Johnson	597,000	35,259
Sanofi-Aventis SA ADR	611,200	18,373
* Illumina Inc.	163,900	7,134
Pfizer Inc.	392,001	5,590
* Dendreon Corp.	102,600	3,317
* Cerner Corp.	36,000	2,732
		913,094
Industrials (15.8%)
Southwest Airlines Co.	8,724,825	96,933
Boeing Co.	1,537,900	96,503
United Parcel Service Inc. Class B	1,199,950	68,265
Honeywell International Inc.	1,540,000	60,106
FedEx Corp.	709,200	49,722
Caterpillar Inc.	746,950	44,869
* McDermott International Inc.	1,728,900	37,448
Expeditors International of Washington Inc.	1,047,200	36,139
Union Pacific Corp.	326,150	22,671
Rockwell Automation Inc.	454,000	22,287
Norfolk Southern Corp.	419,600	22,260
* AMR Corp.	3,237,740	21,952
CH Robinson Worldwide Inc.	310,000	17,255
^ Ritchie Bros Auctioneers Inc.	770,000	14,029
SPX Corp.	250,000	13,203
Canadian Pacific Railway Ltd.	231,430	12,409
Cummins Inc.	93,700	6,103
Goodrich Corp.	89,600	5,936
Deere & Co.	99,000	5,512
Avery Dennison Corp.	120,000	3,856
Republic Services Inc. Class A	69,435	2,064
* Chicago Bridge & Iron Co. NV	86,870	1,634
* Jacobs Engineering Group Inc.	10,000	364
		661,520
Information Technology (24.3%)
* Intuit Inc.	2,639,500	91,775
Oracle Corp.	3,903,500	83,769

* Google Inc. Class A	168,500	74,974
* SanDisk Corp.	1,745,266	73,423
Telefonaktiebolaget LM Ericsson ADR	5,701,200	62,827
Texas Instruments Inc.	2,596,900	60,456
* EMC Corp.	3,231,000	59,127
ASML Holding NV	2,140,600	58,802
* Electronic Arts Inc.	3,482,200	50,144
Microsoft Corp.	1,994,200	45,887
* Flextronics International Ltd.	7,890,000	44,184
Altera Corp.	1,604,100	39,798
Intel Corp.	1,877,700	36,521
QUALCOMM Inc.	986,600	32,400
Corning Inc.	1,973,300	31,869
* Symantec Corp.	2,269,800	31,505
Applied Materials Inc.	2,258,000	27,141
* Research In Motion Ltd.	446,600	22,000
Hewlett-Packard Co.	297,000	12,854
KLA-Tencor Corp.	443,600	12,368
Accenture PLC Class A	298,900	11,553
* Motorola Inc.	1,764,000	11,501
* Cisco Systems Inc.	507,800	10,821
* eBay Inc.	304,600	5,973
* Adobe Systems Inc.	195,400	5,164
* NVIDIA Corp.	500,000	5,105
* Agilent Technologies Inc.	170,000	4,833
* Apple Inc.	17,000	4,276
Activision Blizzard Inc.	275,000	2,885
* Dell Inc.	125,000	1,508
* VMware Inc. Class A	17,400	1,089
Xilinx Inc.	37,300	942
Intersil Corp. Class A	25,000	303
* Verigy Ltd.	20,814	181
		1,017,958
Materials (6.6%)
Monsanto Co.	1,395,950	64,521
Vulcan Materials Co.	1,294,100	56,720
Potash Corp. of Saskatchewan Inc.	566,900	48,889
Newmont Mining Corp.	440,000	27,166
Praxair Inc.	354,700	26,954
FMC Corp.	350,000	20,100
Freeport-McMoRan Copper & Gold Inc.	195,700	11,572
Weyerhaeuser Co.	260,699	9,177
Domtar Corp.	147,400	7,245
Alcoa Inc.	366,900	3,691
International Paper Co.	100,000	2,263
* Crown Holdings Inc.	10,000	250
		278,548
Telecommunication Services (0.3%)
* Sprint Nextel Corp.	3,363,650	14,262

Utilities (0.7%)
Public Service Enterprise Group Inc.	310,000	9,712
* AES Corp.	978,000	9,037
Edison International	250,000	7,930

NextEra Energy Inc.		56,700	2,765
			29,444
Total Common Stocks (Cost $4,041,561)			4,068,269
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
[1,2] Vanguard Market Liquidity Fund (Cost $142,812)
	0.286%	142,811,920	142,812

Total Investments (100.4%) (Cost $4,184,373)			4,211,081
Other Assets and Liabilities-Net (-0.4%)[2]			(16,461)
Net Assets (100%)			4,194,620

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $12,612,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $13,327,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

PRIMECAP Core Fund

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,947,337	120,932	—
Temporary Cash Investments	142,812	—	—
Total	4,090,149	120,932	—

D. At June 30, 2010, the cost of investment securities for tax purposes was $4,184,373,000. Net unrealized appreciation of investment securities for tax purposes was $26,708,000, consisting of unrealized gains of $511,416,000 on securities that had risen in value since their purchase and $484,708,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23,2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 23, 2010

VANGUARD FENWAY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 23, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.